JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — 97.4%
Aerospace & Defense — 2.5%
BWX Technologies, Inc. 5.38%, 7/15/2026 (a)	106,000	108,955
Howmet Aerospace, Inc.
5.13%, 10/1/2024	247,000	250,681
5.90%, 2/1/2027	165,000	166,485
5.95%, 2/1/2037	340,000	335,837
Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	250,000	248,595
TransDigm, Inc.
6.25%, 3/15/2026 (a)	1,687,000	1,724,957
5.50%, 11/15/2027 (a)	110,000	99,825

		2,935,335

Air Freight & Logistics — 0.5%
XPO Logistics, Inc.
6.50%, 6/15/2022 (a)	259,000	259,324
6.75%, 8/15/2024 (a)	350,000	364,000

		623,324

Auto Components — 1.7%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	200,000	167,875
Adient US LLC 7.00%, 5/15/2026 (a)	250,000	256,280
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	100,000	100,750
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	300,000	282,750
6.50%, 4/1/2027	150,000	140,250
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (a)	84,000	53,760
Dana, Inc.
5.50%, 12/15/2024	193,000	193,000
5.38%, 11/15/2027	64,000	61,360
Delphi Technologies plc 5.00%, 10/1/2025 (a)	324,000	334,449
Panther BF Aggregator 2 LP
6.25%, 5/15/2026 (a)	269,000	273,707
8.50%, 5/15/2027 (a)	80,000	78,500
Tenneco, Inc. 5.00%, 7/15/2026	110,000	56,067

		1,998,748

Automobiles — 0.2%
Ford Motor Co. 7.45%, 7/16/2031	200,000	198,500

Banks — 0.3%
CIT Group, Inc.
6.13%, 3/9/2028	306,000	316,710

Investments	Principal Amount($)	Value($)
Building Products — 1.3%
American Woodmark Corp. 4.88%, 3/15/2026 (a)	35,000	34,037
Griffon Corp. 5.75%, 3/1/2028	150,000	148,995
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	125,000	117,188
Masonite International Corp. 5.38%, 2/1/2028 (a)	37,000	37,370
PGT Innovations, Inc. 6.75%, 8/1/2026 (a)	84,000	85,680
Standard Industries, Inc.
6.00%, 10/15/2025 (a)	446,000	462,725
5.00%, 2/15/2027 (a)	100,000	102,957
4.75%, 1/15/2028 (a)	300,000	301,965
Summit Materials LLC
6.13%, 7/15/2023	144,000	144,360
6.50%, 3/15/2027 (a)	108,000	109,350

		1,544,627

Capital Markets — 1.0%
LPL Holdings, Inc.
5.75%, 9/15/2025 (a)	301,000	312,931
4.63%, 11/15/2027 (a)	241,000	235,879
MSCI, Inc.
5.75%, 8/15/2025 (a)	296,000	307,272
5.38%, 5/15/2027 (a)	97,000	104,275
4.00%, 11/15/2029 (a)	232,000	241,793

		1,202,150

Chemicals — 3.6%
Ashland LLC 4.75%, 8/15/2022 (b)	11,000	11,468
Blue Cube Spinco LLC 9.75%, 10/15/2023	88,000	91,520
CF Industries, Inc.
3.45%, 6/1/2023	70,000	70,437
4.95%, 6/1/2043	38,000	40,131
5.38%, 3/15/2044	220,000	234,850
Chemours Co. (The)
6.63%, 5/15/2023	240,000	240,600
7.00%, 5/15/2025	200,000	194,500
CVR Partners LP 9.25%, 6/15/2023 (a)	227,000	213,380
Element Solutions, Inc. 5.88%, 12/1/2025 (a)	61,000	62,666
Gates Global LLC 6.25%, 1/15/2026 (a)	35,000	34,125
Hexion, Inc. 7.88%, 7/15/2027 (a)	312,000	280,391

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024 (a)	200,000	198,000
Methanex Corp. (Canada) 5.25%, 12/15/2029	150,000	130,972
OCI NV (Netherlands) 6.63%, 4/15/2023 (a)	271,000	276,420
Olin Corp.
5.13%, 9/15/2027	48,000	42,720
5.63%, 8/1/2029	177,000	159,976
PolyOne Corp. 5.75%, 5/15/2025 (a)	125,000	130,963
PQ Corp. 6.75%, 11/15/2022 (a)	50,000	51,000
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	275,000	250,250
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	115,000	117,875
Starfruit Finco BV (Netherlands) 8.00%, 10/1/2026 (a)	419,000	432,944
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	351,000	335,205
Tronox, Inc. 6.50%, 4/15/2026 (a)	348,000	329,274
Valvoline, Inc.
4.38%, 8/15/2025	110,000	111,650
4.25%, 2/15/2030 (a)	50,000	49,875
Venator Finance SARL 5.75%, 7/15/2025 (a)	175,000	112,123
WR Grace & Co.-Conn. 5.13%, 10/1/2021 (a)	38,000	39,002

		4,242,317

Commercial Services & Supplies — 3.1%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)	102,000	102,510
ADT Security Corp. (The)
3.50%, 7/15/2022	352,000	354,816
4.13%, 6/15/2023	155,000	155,387
4.88%, 7/15/2032 (a)	157,000	147,580
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	110,000	115,500
9.75%, 7/15/2027 (a)	408,000	433,500
Aramark Services, Inc.
6.38%, 5/1/2025 (a)	400,000	418,716
5.00%, 2/1/2028 (a)	401,000	394,985
Brink’s Co. (The) 4.63%, 10/15/2027 (a)	133,000	124,395
Garda World Security Corp. (Canada) 9.50%, 11/1/2027 (a)	225,000	233,521
GFL Environmental, Inc. (Canada)
4.25%, 6/1/2025 (a)	180,000	182,250
8.50%, 5/1/2027 (a)	58,000	63,582
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (a)	15,000	15,080

Investments	Principal Amount($)	Value($)
Nielsen Finance LLC 5.00%, 4/15/2022 (a)	111,000	110,828
Prime Security Services Borrower LLC
5.25%, 4/15/2024 (a)	171,000	178,268
5.75%, 4/15/2026 (a)	535,000	551,050

		3,581,968

Communications Equipment — 1.4%
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	559,000	543,471
5.00%, 3/15/2027 (a)	170,000	155,550
CommScope, Inc.
5.50%, 3/1/2024 (a)	350,000	359,958
6.00%, 3/1/2026 (a)	431,000	453,222
Plantronics, Inc. 5.50%, 5/31/2023 (a)	137,000	104,805
ViaSat, Inc. 5.63%, 4/15/2027 (a)	18,000	18,187

		1,635,193

Construction & Engineering — 0.5%
AECOM
5.88%, 10/15/2024	197,000	211,125
5.13%, 3/15/2027	215,000	228,128
MasTec, Inc. 4.88%, 3/15/2023	106,000	106,000

		545,253

Construction Materials — 0.0% (c)
US Concrete, Inc. 6.38%, 6/1/2024	28,000	28,070

Consumer Finance — 2.8%
Ally Financial, Inc. 5.75%, 11/20/2025	500,000	520,000
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	100,000	79,375
Ford Motor Credit Co. LLC
5.88%, 8/2/2021	500,000	501,250
5.58%, 3/18/2024	500,000	497,350
Springleaf Finance Corp.
6.13%, 5/15/2022	362,000	362,905
6.13%, 3/15/2024	609,000	590,913
7.13%, 3/15/2026	723,000	712,155

		3,263,948

Containers & Packaging — 1.8%
Ardagh Packaging Finance plc 6.00%, 2/15/2025 (a)	435,000	448,463
Ball Corp.
4.00%, 11/15/2023	52,000	54,646
5.25%, 7/1/2025	58,000	65,032
4.88%, 3/15/2026	62,000	68,239
Berry Global, Inc. 4.88%, 7/15/2026 (a)	83,000	86,762

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Graphic Packaging International LLC
4.88%, 11/15/2022	36,000	37,170
4.75%, 7/15/2027 (a)	44,000	46,090
Greif, Inc. 6.50%, 3/1/2027 (a)	109,000	110,090
LABL Escrow Issuer LLC
6.75%, 7/15/2026 (a)	306,000	318,916
10.50%, 7/15/2027 (a)	35,000	36,750
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024 (a)	200,000	198,500
7.25%, 4/15/2025 (a)	298,000	268,200
Sealed Air Corp. 6.88%, 7/15/2033 (a)	115,000	135,700
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a)(b)	210,000	220,305

		2,094,863

Distributors — 0.4%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	250,000	251,250
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	50,000	49,006
Wolverine Escrow LLC
8.50%, 11/15/2024 (a)	140,000	93,100
9.00%, 11/15/2026 (a)	80,000	53,265

		446,621

Diversified Consumer Services — 0.2%
Service Corp. International
5.38%, 5/15/2024	50,000	51,125
4.63%, 12/15/2027	30,000	31,569
5.13%, 6/1/2029	105,000	113,138

		195,832

Diversified Financial Services — 0.4%
ACE Cash Express, Inc. 12.00%, 12/15/2022 (a)	108,000	81,000
CNG Holdings, Inc. 12.50%, 6/15/2024 (a)	114,000	99,180
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	305,000	288,225

		468,405

Diversified Telecommunication Services — 6.7%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	500,000	553,750
Altice France SA (France)
7.38%, 5/1/2026 (a)	630,000	664,650
5.50%, 1/15/2028 (a)	250,000	256,967
CCO Holdings LLC
5.75%, 2/15/2026 (a)	1,746,000	1,820,519
5.50%, 5/1/2026 (a)	41,000	43,357

Investments	Principal Amount($)	Value($)
5.13%, 5/1/2027 (a)	649,000	681,463
5.38%, 6/1/2029 (a)	377,000	406,218
4.75%, 3/1/2030 (a)	110,000	114,950
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	130,000	135,524
Series Y, 7.50%, 4/1/2024	56,000	61,600
Series U, 7.65%, 3/15/2042	34,000	35,119
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	166,000	170,980
Embarq Corp. 8.00%, 6/1/2036	140,000	149,395
Intelsat Jackson Holdings SA (Luxembourg) 8.00%, 2/15/2024 (a)(b)	494,000	498,323
Level 3 Financing, Inc. 4.63%, 9/15/2027 (a)	180,000	184,464
Sprint Capital Corp.
6.88%, 11/15/2028	492,000	607,620
8.75%, 3/15/2032	110,000	158,125
Telecom Italia Capital SA (Italy) 7.72%, 6/4/2038	570,000	691,866
Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	251,000	262,880
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 8/15/2026 (a)	200,000	208,500
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	100,000	98,500

		7,804,770

Electric Utilities — 1.6%
DPL, Inc. 4.35%, 4/15/2029	76,000	76,466
NextEra Energy Operating Partners LP
4.25%, 7/15/2024 (a)	35,000	36,137
4.50%, 9/15/2027 (a)	195,000	206,700
NRG Energy, Inc.
6.63%, 1/15/2027	180,000	191,700
5.75%, 1/15/2028	55,000	59,833
5.25%, 6/15/2029 (a)	110,000	119,900
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	523,000	549,150
5.63%, 2/15/2027 (a)	420,000	446,338
5.00%, 7/31/2027 (a)	220,000	230,175

		1,916,399

Electrical Equipment — 0.2%
EnerSys 5.00%, 4/30/2023 (a)	120,000	119,550
Sensata Technologies BV
4.88%, 10/15/2023 (a)	25,000	25,687
5.00%, 10/1/2025 (a)	28,000	29,050

		174,287

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Electronic Equipment, Instruments & Components — 0.6%
CDW LLC
5.50%, 12/1/2024	15,000	16,294
5.00%, 9/1/2025	51,000	52,726
MTS Systems Corp. 5.75%, 8/15/2027 (a)	86,000	77,400
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	601,000	584,472

		730,892

Energy Equipment & Services — 0.7%
Archrock Partners LP
6.88%, 4/1/2027 (a)	276,000	263,580
6.25%, 4/1/2028 (a)	308,000	293,370
CSI Compressco LP 7.50%, 4/1/2025 (a)	38,000	27,360
Precision Drilling Corp. (Canada)
5.25%, 11/15/2024	172,000	88,365
7.13%, 1/15/2026 (a)	126,000	63,000
Transocean Guardian Ltd. 5.88%, 1/15/2024 (a)	63,460	58,066
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	40,080	37,675
Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	26,600	25,270

		856,686

Entertainment — 2.2%
Cinemark USA, Inc.
4.88%, 6/1/2023	231,000	204,151
8.75%, 5/1/2025 (a)	100,000	104,250
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	300,000	286,500
4.75%, 10/15/2027 (a)	350,000	325,119
Netflix, Inc.
5.50%, 2/15/2022	49,000	51,374
5.88%, 2/15/2025	289,000	323,741
5.88%, 11/15/2028	950,000	1,080,976
WMG Acquisition Corp. 5.50%, 4/15/2026 (a)	150,000	154,500

		2,530,611

Equity Real Estate Investment Trusts (REITs) — 2.1%
Brookfield Property REIT, Inc. 5.75%, 5/15/2026 (a)	133,000	101,080
ESH Hospitality, Inc.
5.25%, 5/1/2025 (a)	230,000	223,675
4.63%, 10/1/2027 (a)	490,000	463,662
HAT Holdings I LLC 5.25%, 7/15/2024 (a)	50,000	50,625
Iron Mountain, Inc.
5.75%, 8/15/2024	129,000	129,806
4.88%, 9/15/2027 (a)	142,000	142,710
iStar, Inc. 4.75%, 10/1/2024	115,000	103,500

Investments	Principal Amount($)	Value($)
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	47,000	48,998
5.75%, 2/1/2027	66,000	69,227
Uniti Group LP
6.00%, 4/15/2023 (a)	107,000	104,593
8.25%, 10/15/2023	123,000	115,583
VICI Properties LP
3.50%, 2/15/2025 (a)	100,000	96,250
4.25%, 12/1/2026 (a)	420,000	416,094
4.63%, 12/1/2029 (a)	420,000	419,017

		2,484,820

Food & Staples Retailing — 1.3%
Albertsons Cos., Inc.
6.63%, 6/15/2024	392,000	405,328
4.63%, 1/15/2027 (a)	424,000	430,356
5.88%, 2/15/2028 (a)	99,000	105,966
4.88%, 2/15/2030 (a)	200,000	207,250
Rite Aid Corp.
6.13%, 4/1/2023 (a)	227,000	211,110
7.50%, 7/1/2025 (a)	50,000	49,625
Safeway, Inc. 7.25%, 2/1/2031	25,000	26,500
US Foods, Inc.
5.88%, 6/15/2024 (a)	60,000	58,050
6.25%, 4/15/2025 (a)	60,000	62,175

		1,556,360

Food Products — 3.1%
B&G Foods, Inc.
5.25%, 4/1/2025	107,000	109,943
5.25%, 9/15/2027	94,000	96,535
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	79,000	82,160
Dole Food Co., Inc. 7.25%, 6/15/2025 (a)	71,000	67,450
JBS USA LUX SA
5.75%, 6/15/2025 (a)	300,000	307,125
6.50%, 4/15/2029 (a)	657,000	714,487
5.50%, 1/15/2030 (a)	210,000	217,875
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024 (a)	106,000	110,517
4.88%, 11/1/2026 (a)	100,000	103,500
Pilgrim’s Pride Corp.
5.75%, 3/15/2025 (a)	195,000	199,388
5.88%, 9/30/2027 (a)	250,000	260,000
Post Holdings, Inc.
5.00%, 8/15/2026 (a)	265,000	271,625
5.75%, 3/1/2027 (a)	381,000	397,192
5.50%, 12/15/2029 (a)	675,000	705,375

		3,643,172

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Gas Utilities — 0.2%
AmeriGas Partners LP
5.50%, 5/20/2025	124,000	128,960
5.88%, 8/20/2026	109,000	115,594

		244,554

Health Care Equipment & Supplies — 0.2%
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	65,000	66,706
Hologic, Inc.
4.38%, 10/15/2025 (a)	116,000	118,586
4.63%, 2/1/2028 (a)	47,000	48,645
Ortho-Clinical Diagnostics, Inc. 6.63%, 5/15/2022 (a)	12,000	12,015
Teleflex, Inc. 4.63%, 11/15/2027	21,000	21,900

		267,852

Health Care Providers & Services — 7.3%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	186,000	185,496
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (a)	70,000	66,500
Centene Corp.
5.25%, 4/1/2025 (a)	246,000	253,225
5.38%, 6/1/2026 (a)	970,000	1,025,775
5.38%, 8/15/2026 (a)	134,000	141,559
4.25%, 12/15/2027	637,000	665,423
4.63%, 12/15/2029	642,000	691,113
Community Health Systems, Inc.
6.25%, 3/31/2023	172,000	166,840
8.00%, 3/15/2026 (a)	440,000	429,825
DaVita, Inc.
5.13%, 7/15/2024	354,000	361,218
5.00%, 5/1/2025	62,000	63,628
Encompass Health Corp.
4.50%, 2/1/2028	249,000	252,735
4.75%, 2/1/2030	140,000	142,040
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	210,000	92,400
HCA, Inc.
5.38%, 2/1/2025	708,000	777,165
5.63%, 9/1/2028	862,000	988,068
5.88%, 2/1/2029	89,000	103,462
MEDNAX, Inc. 6.25%, 1/15/2027 (a)	40,000	37,400
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022 (a)(d)	45,000	39,403
RegionalCare Hospital Partners Holdings, Inc. 9.75%, 12/1/2026 (a)	105,000	113,662
Tenet Healthcare Corp.
8.13%, 4/1/2022	185,000	193,325
4.88%, 1/1/2026 (a)	361,000	371,003
6.25%, 2/1/2027 (a)	420,000	434,700
5.13%, 11/1/2027 (a)	650,000	671,125

Investments	Principal Amount)($)	Value($)
6.88%, 11/15/2031	173,000	158,295
US Renal Care, Inc. 10.63%, 7/15/2027 (a)	64,000	66,560

		8,491,945

Health Care Technology — 0.2%
IQVIA, Inc. 5.00%, 5/15/2027 (a)	241,000	251,243

Hotels, Restaurants & Leisure — 8.3%
1011778 BC ULC (Canada)
4.25%, 5/15/2024 (a)	500,000	505,794
5.00%, 10/15/2025 (a)	518,000	523,537
3.88%, 1/15/2028 (a)	200,000	197,046
Boyd Gaming Corp.
6.38%, 4/1/2026	250,000	248,675
4.75%, 12/1/2027 (a)	195,000	179,587
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	88,000	93,060
Caesars Resort Collection LLC 5.25%, 10/15/2025 (a)	267,000	237,463
Cedar Fair LP
5.50%, 5/1/2025 (a)	175,000	177,625
5.25%, 7/15/2029 (a)	92,000	86,974
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	175,000	175,721
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	97,000	66,930
Eldorado Resorts, Inc. 6.00%, 4/1/2025	350,000	357,364
Enterprise Development Authority (The) 12.00%, 7/15/2024 (a)	88,000	86,478
Gateway Casinos & Entertainment Ltd. (Canada) 8.25%, 3/1/2024 (a)	54,000	45,900
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026	550,000	551,584
4.88%, 1/15/2030	265,000	263,675
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	57,000	54,435
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	165,000	163,762
4.88%, 4/1/2027	118,000	117,115
International Game Technology plc
6.25%, 2/15/2022 (a)	335,000	341,884
6.50%, 2/15/2025 (a)	400,000	412,152
IRB Holding Corp. 6.75%, 2/15/2026 (a)	95,000	88,944
KFC Holding Co.
5.00%, 6/1/2024 (a)	111,000	113,619
5.25%, 6/1/2026 (a)	500,000	520,000
4.75%, 6/1/2027 (a)	48,000	49,761

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Marriott Ownership Resorts, Inc.
6.50%, 9/15/2026	136,000	134,980
4.75%, 1/15/2028 (a)	70,000	61,627
MGM Resorts International
6.00%, 3/15/2023	103,000	103,236
5.50%, 4/15/2027	575,000	558,681
Sabre GLBL, Inc.
5.38%, 4/15/2023 (a)	278,000	263,405
9.25%, 4/15/2025 (a)	100,000	106,250
Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	543,000	507,868
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (a)	37,000	34,780
5.50%, 4/15/2027 (a)	256,000	238,080
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026 (a)	147,000	155,820
Station Casinos LLC
5.00%, 10/1/2025 (a)	107,000	96,166
4.50%, 2/15/2028 (a)	110,000	96,938
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	110,000	115,500
Wyndham Destinations, Inc.
4.25%, 3/1/2022	48,000	47,437
6.35%, 10/1/2025 (b)	35,000	33,075
5.75%, 4/1/2027 (b)	70,000	63,289
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026 (a)	28,000	26,604
Wynn Las Vegas LLC
5.50%, 3/1/2025 (a)	430,000	416,831
5.25%, 5/15/2027 (a)	230,000	213,325
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	270,000	259,284
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	400,000	414,648
6.88%, 11/15/2037	34,000	35,700

		9,642,609

Household Durables — 1.5%
Lennar Corp.
4.13%, 1/15/2022	400,000	406,000
4.50%, 4/30/2024	350,000	368,480
4.75%, 11/29/2027	350,000	381,500
Newell Brands, Inc. 4.70%, 4/1/2026 (b)	210,000	217,413
PulteGroup, Inc.
5.50%, 3/1/2026	105,000	116,025
6.38%, 5/15/2033	75,000	85,125
Tempur Sealy International, Inc. 5.50%, 6/15/2026	130,000	130,325

		1,704,868

Household Products — 0.6%
Central Garden & Pet Co. 5.13%, 2/1/2028	110,000	112,517

Investments	Principal Amount($)	Value($)
Energizer Holdings, Inc. 5.50%, 6/15/2025 (a)	250,000	255,885
Spectrum Brands, Inc.
5.75%, 7/15/2025	305,000	314,531
5.00%, 10/1/2029 (a)	58,000	56,623

		739,556

Independent Power and Renewable Electricity Producers — 0.7%
AES Corp. (The)
4.88%, 5/15/2023	174,000	175,218
5.13%, 9/1/2027	44,000	46,598
Calpine Corp.
5.25%, 6/1/2026 (a)	226,000	234,025
4.50%, 2/15/2028 (a)	225,000	226,125
Clearway Energy Operating LLC 5.75%, 10/15/2025	110,000	117,093

		799,059

Insurance — 0.2%
HUB International Ltd. 7.00%, 5/1/2026 (a)	166,000	170,494

Internet & Direct Marketing Retail — 0.5%
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	108,000	113,400
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	130,000	117,858
QVC, Inc. 4.38%, 3/15/2023	300,000	292,500

		523,758

IT Services — 0.7%
Gartner, Inc. 5.13%, 4/1/2025 (a)	377,000	384,695
Presidio Holdings, Inc.
4.88%, 2/1/2027 (a)	180,000	178,650
8.25%, 2/1/2028 (a)	100,000	98,750
Science Applications International Corp. 4.88%, 4/1/2028 (a)	100,000	102,125

		764,220

Leisure Products — 0.4%
Mattel, Inc.
6.75%, 12/31/2025 (a)	219,000	228,307
5.88%, 12/15/2027 (a)	122,000	124,135
5.45%, 11/1/2041	110,000	91,300
Vista Outdoor, Inc. 5.88%, 10/1/2023	56,000	52,920

		496,662

Life Sciences Tools & Services — 0.2%
Avantor, Inc.
6.00%, 10/1/2024 (a)	100,000	104,979
9.00%, 10/1/2025 (a)	100,000	108,000

		212,979

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Machinery — 0.8%
Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	34,000	34,533
EnPro Industries, Inc. 5.75%, 10/15/2026	95,000	93,337
Hillman Group, Inc. (The) 6.38%, 7/15/2022 (a)	90,000	81,065
Mueller Water Products, Inc. 5.50%, 6/15/2026 (a)	125,000	128,750
RBS Global, Inc. 4.88%, 12/15/2025 (a)	158,000	157,210
SPX FLOW, Inc. 5.88%, 8/15/2026 (a)	150,000	150,977
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	28,000	28,851
Tennant Co. 5.63%, 5/1/2025	84,000	84,210
Terex Corp. 5.63%, 2/1/2025 (a)	50,000	46,500
TriMas Corp. 4.88%, 10/15/2025 (a)	88,000	87,340

		892,773

Media — 6.2%
AMC Networks, Inc. 5.00%, 4/1/2024	75,000	75,188
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	647,000	588,511
5.13%, 8/15/2027 (a)	230,000	230,000
CSC Holdings LLC
5.50%, 4/15/2027 (a)	200,000	211,500
6.50%, 2/1/2029 (a)	1,025,000	1,131,559
Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	660,000	524,700
DISH DBS Corp.
6.75%, 6/1/2021	400,000	408,000
5.00%, 3/15/2023	180,000	179,273
5.88%, 11/15/2024	416,000	410,712
7.75%, 7/1/2026	280,000	290,500
Gray Television, Inc. 7.00%, 5/15/2027 (a)	61,000	64,431
iHeartCommunications, Inc.
6.38%, 5/1/2026	176,470	184,431
8.38%, 5/1/2027	500,770	468,220
Lamar Media Corp. 5.00%, 5/1/2023	49,000	49,184
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)	230,000	239,285
Meredith Corp. 6.88%, 2/1/2026	221,000	204,701
Nexstar Broadcasting, Inc.
5.63%, 8/1/2024 (a)	154,000	157,080
5.63%, 7/15/2027 (a)	240,000	246,000

Investments	Principal Amount($)	Value($)
Outfront Media Capital LLC 4.63%, 3/15/2030 (a)	61,000	56,120
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	68,000	64,600
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (a)	90,000	82,350
Sirius XM Radio, Inc.
4.63%, 7/15/2024 (a)	476,000	487,376
5.38%, 4/15/2025 (a)	36,000	36,941
5.00%, 8/1/2027 (a)	305,000	318,725
5.50%, 7/1/2029 (a)	212,000	226,310
TEGNA, Inc. 5.00%, 9/15/2029 (a)	45,000	42,637
ViacomCBS, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (e)	13,000	12,386
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (e)	27,000	27,275
Ziggo BV (Netherlands) 5.50%, 1/15/2027 (a)	150,000	157,775

		7,175,770

Metals & Mining — 2.7%
Alcoa Nederland Holding BV
6.75%, 9/30/2024 (a)	424,000	430,360
6.13%, 5/15/2028 (a)	361,000	352,108
Allegheny Technologies, Inc. 7.88%, 8/15/2023 (b)	110,000	101,167
Arconic Corp.
6.00%, 5/15/2025 (a)	125,000	129,506
6.13%, 2/15/2028 (a)	125,000	121,563
Constellium SE
6.63%, 3/1/2025 (a)	516,000	524,395
5.88%, 2/15/2026 (a)	280,000	282,769
Freeport-McMoRan, Inc.
3.55%, 3/1/2022	19,000	19,190
3.88%, 3/15/2023	319,000	321,527
5.40%, 11/14/2034	98,000	97,020
5.45%, 3/15/2043	298,000	294,510
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	281,000	265,545
Novelis Corp. 5.88%, 9/30/2026 (a)	230,000	235,564

		3,175,224

Oil, Gas & Consumable Fuels — 11.3%
Antero Midstream Partners LP 5.
38%, 9/15/2024	43,000	35,905
5.75%, 3/1/2027 (a)	150,000	118,125
Antero Resources Corp.
5.13%, 12/1/2022	95,000	66,500
5.63%, 6/1/2023	158,000	91,640
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	250,000	126,250

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Blue Racer Midstream LLC 6.13%, 11/15/2022 (a)	347,000	338,655
Buckeye Partners LP
4.15%, 7/1/2023	157,000	154,915
3.95%, 12/1/2026	155,000	148,909
4.50%, 3/1/2028 (a)	442,000	427,635
Callon Petroleum Co.
6.25%, 4/15/2023	82,000	26,650
6.13%, 10/1/2024	49,000	16,170
Cenovus Energy, Inc. (Canada)
3.00%, 8/15/2022	100,000	95,012
3.80%, 9/15/2023	58,000	55,217
6.75%, 11/15/2039	100,000	89,694
Cheniere Energy Partners LP
5.25%, 10/1/2025	210,000	212,100
4.50%, 10/1/2029 (a)	683,000	667,632
CNX Resources Corp.
5.88%, 4/15/2022	50,000	49,634
7.25%, 3/14/2027 (a)	50,000	47,250
Comstock Resources, Inc.
7.50%, 5/15/2025 (a)	74,000	65,305
9.75%, 8/15/2026	158,000	146,940
Continental Resources, Inc.
4.50%, 4/15/2023	400,000	370,120
3.80%, 6/1/2024	100,000	87,000
4.38%, 1/15/2028	200,000	168,440
Crestwood Midstream Partners LP
6.25%, 4/1/2023 (b)	208,000	198,120
5.75%, 4/1/2025	278,000	258,540
5.63%, 5/1/2027 (a)	267,000	232,290
DCP Midstream Operating LP
4.75%, 9/30/2021 (a)	131,000	128,380
5.38%, 7/15/2025	73,000	70,596
5.13%, 5/15/2029	210,000	191,100
Denbury Resources, Inc.
9.00%, 5/15/2021 (a)	68,000	29,240
7.75%, 2/15/2024 (a)	60,000	24,600
EnLink Midstream Partners LP
4.15%, 6/1/2025	111,000	89,355
5.45%, 6/1/2047	174,000	107,045
EQM Midstream Partners LP
4.75%, 7/15/2023	75,000	74,219
5.50%, 7/15/2028	75,000	69,374
Genesis Energy LP
6.00%, 5/15/2023	458,000	431,665
6.50%, 10/1/2025	573,000	518,565
Global Partners LP 7.00%, 8/1/2027	48,000	41,746
Gulfport Energy Corp. 6.00%, 10/15/2024	155,000	90,675
Hess Infrastructure Partners LP 5.63%, 2/15/2026 (a)	25,000	24,125

Investments	Principal Amount($)	Value($)
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	77,000	74,305
5.13%, 6/15/2028 (a)	34,000	32,130
Hilcorp Energy I LP
5.75%, 10/1/2025 (a)	90,000	81,000
6.25%, 11/1/2028 (a)	58,000	49,590
Jagged Peak Energy LLC 5.88%, 5/1/2026	85,000	85,362
MEG Energy Corp. (Canada)
7.00%, 3/31/2024 (a)	136,000	130,900
7.13%, 2/1/2027 (a)	350,000	318,717
Murphy Oil Corp.
5.75%, 8/15/2025	130,000	121,712
5.88%, 12/1/2027	47,000	43,710
5.87%, 12/1/2042 (b)	64,000	48,960
NuStar Logistics LP
6.00%, 6/1/2026	30,000	28,800
5.63%, 4/28/2027	119,000	112,752
Oasis Petroleum, Inc.
6.88%, 3/15/2022	519,000	98,402
6.25%, 5/1/2026 (a)	174,000	28,710
Occidental Petroleum Corp.
2.70%, 8/15/2022	500,000	457,350
2.90%, 8/15/2024	200,000	159,000
6.45%, 9/15/2036	100,000	71,750
4.20%, 3/15/2048	100,000	57,250
Parsley Energy LLC
5.38%, 1/15/2025 (a)	604,000	593,430
5.63%, 10/15/2027 (a)	297,000	291,060
PBF Holding Co. LLC 7.25%, 6/15/2025	202,000	185,470
PBF Logistics LP 6.88%, 5/15/2023	50,000	47,625
PDC Energy, Inc. 5.75%, 5/15/2026	60,000	55,425
QEP Resources, Inc.
5.25%, 5/1/2023	131,000	69,758
5.63%, 3/1/2026	51,000	27,218
Range Resources Corp.
5.00%, 8/15/2022	132,000	123,295
5.00%, 3/15/2023	30,000	27,138
4.88%, 5/15/2025	81,000	67,736
SM Energy Co.
5.63%, 6/1/2025	43,000	22,360
6.75%, 9/15/2026	91,000	46,315
6.63%, 1/15/2027	94,000	48,175
Southwestern Energy Co.
6.20%, 1/23/2025 (b)	135,000	121,257
7.75%, 10/1/2027	45,000	41,962
Sunoco LP
4.88%, 1/15/2023	133,000	134,954
6.00%, 4/15/2027	95,000	97,515

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Tallgrass Energy Partners LP
5.50%, 9/15/2024 (a)	60,000	57,300
5.50%, 1/15/2028 (a)	60,000	53,651
Targa Resources Partners LP
5.88%, 4/15/2026	663,000	674,603
6.88%, 1/15/2029	586,000	627,196
5.50%, 3/1/2030 (a)	161,000	159,792
TerraForm Power Operating LLC
4.25%, 1/31/2023 (a)	14,000	14,245
5.00%, 1/31/2028 (a)	160,000	170,400
Western Midstream Operating LP
4.00%, 7/1/2022	100,000	98,312
3.10%, 2/1/2025 (b)	100,000	93,062
4.05%, 2/1/2030 (b)	100,000	89,720
WPX Energy, Inc.
8.25%, 8/1/2023	33,000	35,228
5.25%, 9/15/2024	880,000	873,400

		13,133,335

Personal Products — 0.1%
Prestige Brands, Inc. 6.38%, 3/1/2024 (a)	147,000	151,226

Pharmaceuticals — 2.7%
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	535,000	584,675
Bausch Health Cos., Inc.
6.13%, 4/15/2025 (a)	1,690,000	1,714,995
5.00%, 1/30/2028 (a)	465,000	449,297
7.25%, 5/30/2029 (a)	75,000	80,850
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	177,000	181,425
Elanco Animal Health, Inc. 5.65%, 8/28/2028 (b)	50,000	55,250
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	65,000	66,215

		3,132,707

Professional Services — 0.2%
Dun & Bradstreet Corp. (The)
6.88%, 8/15/2026 (a)	160,000	173,600
10.25%, 2/15/2027 (a)	60,000	66,750

		240,350

Real Estate Management & Development — 0.1%
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	80,000	75,800

Road & Rail — 0.1%
Avis Budget Car Rental LLC 5.25%, 3/15/2025 (a)	150,000	119,250

Investments	Principal Amount($)	Value($)
Semiconductors & Semiconductor Equipment — 0.2%
Entegris, Inc. 4.63%, 2/10/2026 (a)	252,000	256,977

Software — 1.3%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	35,000	36,137
Ascend Learning LLC 6.88%, 8/1/2025 (a)	100,000	99,500
CDK Global, Inc.
4.88%, 6/1/2027	225,000	233,440
5.25%, 5/15/2029 (a)	22,000	22,440
Fair Isaac Corp. 5.25%, 5/15/2026 (a)	161,000	173,587
Nuance Communications, Inc. 5.63%, 12/15/2026	138,000	146,319
PTC, Inc. 4.00%, 2/15/2028 (a)	250,000	250,000
Solera LLC 10.50%, 3/1/2024 (a)	92,000	93,495
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	452,000	474,740

		1,529,658

Specialty Retail — 1.9%
Gap, Inc. (The) 8.88%, 5/15/2027 (a)	120,000	125,700
L Brands, Inc.
5.63%, 2/15/2022	55,000	53,625
5.63%, 10/15/2023	33,000	31,343
7.50%, 6/15/2029	210,000	184,800
6.88%, 11/1/2035	593,000	492,190
Penske Automotive Group, Inc. 5.50%, 5/15/2026	60,000	59,100
PetSmart, Inc.
7.13%, 3/15/2023 (a)	449,000	435,530
5.88%, 6/1/2025 (a)	280,000	280,000
Staples, Inc. 7.50%, 4/15/2026 (a)	593,000	518,015

		2,180,303

Technology Hardware, Storage & Peripherals — 1.0%
Dell International LLC 7.13%, 6/15/2024 (a)	200,000	207,624
Dell, Inc. 6.50%, 4/15/2038	200,000	208,050
NCR Corp.
5.00%, 7/15/2022	157,000	157,151
6.38%, 12/15/2023	144,000	147,224
5.75%, 9/1/2027 (a)	180,000	178,650
6.13%, 9/1/2029 (a)	250,000	249,375

		1,148,074

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands, Inc.
4.63%, 5/15/2024 (a)	90,000	91,575
4.88%, 5/15/2026 (a)	35,000	35,437
William Carter Co. (The) 5.63%, 3/15/2027 (a)	99,000	101,128

		228,140

Thrifts & Mortgage Finance — 2.1%
Ladder Capital Finance Holdings LLLP 4.25%, 2/1/2027 (a)	180,000	150,300
Nationstar Mortgage Holdings, Inc. 8.13%, 7/15/2023 (a)	1,060,000	1,081,200
Quicken Loans LLC
5.75%, 5/1/2025 (a)	290,000	295,800
5.25%, 1/15/2028 (a)	490,000	494,503
Radian Group, Inc. 4.88%, 3/15/2027	501,000	469,688

		2,491,491

Trading Companies & Distributors — 1.6%
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	84,000	79,355
H&E Equipment Services, Inc. 5.63%, 9/1/2025	51,000	49,842
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	284,000	276,545
United Rentals North America, Inc.
5.88%, 9/15/2026	180,000	189,000
6.50%, 12/15/2026	46,000	49,162
5.50%, 5/15/2027	222,000	235,578
4.88%, 1/15/2028	570,000	587,271
5.25%, 1/15/2030	136,000	141,780
WESCO Distribution, Inc. 5.38%, 6/15/2024	200,000	195,750

		1,804,283

Wireless Telecommunication Services — 3.7%
Hughes Satellite Systems Corp.
7.63%, 6/15/2021	36,000	37,627
6.63%, 8/1/2026	51,000	53,216
Sprint Communications, Inc. 6.00%, 11/15/2022	171,000	181,687
Sprint Corp. 7.88%, 9/15/2023	1,772,000	2,011,220
T-Mobile USA, Inc.
6.50%, 1/15/2026	1,427,000	1,505,913
4.50%, 2/1/2026	180,000	185,017
4.75%, 2/1/2028	181,000	192,314
United States Cellular Corp. 6.70%, 12/15/2033	80,000	86,168
Vodafone Group plc (United Kingdom) (USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (e)	66,000	76,426

		4,329,588

Investments	Principal Amount($)	Value($)
TOTAL CORPORATE BONDS (Cost $117,078,951)		113,394,609

	Shares
SHORT-TERM INVESTMENTS — 2.7%
INVESTMENT COMPANIES — 2.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.09% (f)(g) (Cost $3,192,294)	3,192,294	3,192,294

Total Investments — 100.1% (Cost $120,271,245)		116,586,903
Liabilities in Excess of Other Assets — (0.1)%		(145,466)

Net Assets — 100.0%		116,441,437

Percentages indicated are based on net assets.

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2020.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2020.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2020.

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$113,394,609	$—	$113,394,609
Short-Term Investments
Investment Companies	3,192,294	—	—	3,192,294

Total Investments in Securities	$3,192,294	$113,394,609	$—	$116,586,903

B. Investment Transactions with Affiliates – The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	$2,675,130	$9,260,615	$11,935,745	$—	$—	$—	—	$3,631	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.09% (a)(b)	1,006,572	7,336,355	5,150,633	—	—	3,192,294	3,192,294	2,329	—

Total	$3,681,702	$16,596,970	$17,086,378	$—	$—	$3,192,294		$5,960	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.